Employee Benefit - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Retirement Benefits [Abstract]
Contribution to defined contribution plan	¥ 332,402	¥ 315,179	¥ 217,783